Organization and Summary of Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Inventories
Finished products	$ 13,410	$ 9,976
Work in process	10,059	9,328
Purchased materials	27,185	20,682
Inventory, Gross, Total	50,654	39,986
Excess and obsolete reserve	(4,000)	(4,510)	$ (2,800)	$ (2,300)
Inventories, net	$ 46,654	$ 35,476